Summary of Significant Accounting Policies - Schedule of Outlines the Currency Exchange Rates (Details)	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
United States of America, Dollars [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	1	1
Average rate	1	1	1
JPY [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	159.16	150.6
Average rate	155.7466	148.6506	137.7066
RMB [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	6.7509	7.2002
Average rate	6.9589	7.2067	6.9897
TWD [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	32.27	29.91
Average rate	31.2945	31.801	30.815